Loans Receivable	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3 - Loans Receivable

Year end loans are summarized below:

	(Dollars in thousands)
	2011	2010
Loans secured by real estate:
Construction and land development	$21,143	$46,371
Residential, including home equity	154,426	153,150
Commercial real estate and other dwelling	153,715	146,111
Total loans secured by real estate	329,284	345,632
Consumer loans	472	765
Commercial business	63,384	61,837
Government and other	8,643	10,380
Subtotal	401,783	418,614
Less:
Net deferred loan origination fees	(264)	(273)
Undisbursed loan funds	(118)	(108)
Loans receivable	$401,401	$418,233

The Bancorp's activity in the allowance for loan losses is summarized below for the years indicated:

		(Dollars in thousands)

			Commercial Real
			Estate,
			Construction &
	Residential Real		Land Development,	Commercial
	Estate, Including		and Other	Participations	Commercial	Government
	Home Equity	Consumer Loans	Dwellings	Purchased	Business Loans	Loans	Total
2011
Allowance for loan losses:
Beginning Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121
Charge-offs	(469)	(57)	(880)	(3,366)	(163)	-	(4,935)
Recoveries	112	11	183	-	3	-	309
Provisions	524	31	1,253	1,061	641	-	3,510
Ending Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005

Ending balance: individually evaluated for impairment	$10	$-	$1,043	$252	$304	$-	$1,609

Ending balance: collectively evaluated for impairment	$1,151	$15	$2,286	$2,147	$797	$-	$6,396

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

FINANCING RECEIVABLES (LOANS)
Ending balance	$154,135	$472	$154,618	$20,240	$63,293	$8,643	$401,401

Ending balance: individually evaluated for impairment	$1,282	$-	$11,007	$7,170	$2,214	$-	$21,673

Ending balance: collectively evaluated for impairment	$152,853	$472	$143,611	$13,070	$61,079	$8,643	$379,728

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

2010
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$536	$51	$813	$4,131	$583	$-	$6,114
Charge-offs	(764)	(35)	(900)	(987)	(182)	-	$(2,868)
Recoveries	38	9	-	248	10	-	$305
Provisions	1,184	5	2,860	1,312	209	-	$5,570
Ending Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121

Ending balance: individually evaluated for impairment	$1	$-	$875	$1,897	$21	$-	$2,794

Ending balance: collectively evaluated for impairment	$993	$30	$1,898	$2,807	$599	$-	$6,327

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

FINANCING RECEIVABLES (LOANS)
Ending balance	$152,881	$874	$163,616	$28,866	$61,726	$10,270	$418,233

Ending balance: individually evaluated for impairment	$64	$-	$10,974	$14,493	$482	$-	$26,013

Ending balance: collectively evaluated for impairment	$152,817	$874	$152,642	$14,373	$61,244	$10,270	$392,220

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-

The Bancorp has established a standard loan grading system to assist management, lenders and review personnel in their analysis and supervision of the loan portfolio. The use and application of theses grades by the Bancorp is uniform and conforms to regulatory definitions. The loan grading system is as follows:

2 - Moderate risk

Borrower consistently internally generates sufficient cash flow to fund debt service, working assets, and some capital expenditures. Risk of default considered low.

3 – Acceptable

Borrower generates sufficient cash flow to fund debt service, but most working asset and all capital expansion needs are provided from external sources. Profitability ratios and key balance sheet ratios are usually close to peers but one or more ratios e.g. leverage may be higher than peer. Earnings may be trending down over the last three years. Borrower may be able to obtain similar financing from other banks with comparable or less favorable terms. Risk of default is acceptable but requires collateral protection.

4 – Pass/monitor

The borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the company has taken a negative turn and may be temporarily strained. Cash flow may be weak but cash reserves remain adequate to meet debt service. Management weaknesses are evident. Borrowers in this category will warrant more than the normal level of supervision and more frequent reporting.

5 – Special mention (watch)

Special Mention credits are considered bankable assets with no apparent loss of principal or interest envisioned but requiring a high level of management attention. Assets in this category are currently protected but are potentially weak. These borrowers are subject to economic, industry, or management factors having an adverse impact upon their prospects for orderly servicing of debt. The perceived risk in continued lending are considered to have increased beyond the level where such loans would normally be granted. These assets constitute an undue and unwarranted credit risk, but not to the point of justifying a classification of Substandard.

6 – Substandard

This classification consists of loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Financial statements normally reveal some or all of the following: poor trends, lack of earnings and cash flow, excessive debt, lack of liquidity, and the absence of creditor protection. Loans are still considered collectible, but due to increased risks and defined weaknesses of the credit, some loss could be incurred in collection if the deficiencies are not corrected.

7 – Doubtful

This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonably specific pending factors which may strengthen the credit can be exactly determined. These factors may include proposed acquisitions, liquidation procedures, capital injection and receipt of additional collateral, mergers or refinancing plans.

Performing loans are loans that are paying as agreed and are less than ninety days past due on payments of interest and principal.

The Bancorp's credit quality indicators are summarized below at December 31, 2011 and December 31, 2010:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction
	& Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Government Loans
Loan Grades	2011	2010	2011	2010	2011	2010	2011	2010
2 Moderate risk	$25	$31	$-	$-	$4,467	$4,724	$-	$-
3 Acceptable risk	85,703	63,330	2,387	1,473	37,713	30,549	8,643	10,270
4Pass/monitor	51,429	78,758	5,903	6,482	17,532	21,131	-	-
5 Special mention (watch)	5,509	9,817	4,780	6,419	978	2,517	-	-
6 Substandard	11,952	11,680	7,170	14,492	2,603	2,805	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$154,618	$163,616	$20,240	$28,866	$63,293	$61,726	$8,643	$10,270

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate,
	Including Home Equity		Consumer Loans
	2011	2010	2011	2010
Performing	$151,375	$149,892	$472	$871
Non-performing	2,760	2,989	-	3
Total	$154,135	$152,881	$472	$874

The Bancorp's troubled debt restructurings are summarized below:

(Dollars in thousands)
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	December 31, 2011			December 31, 2010
Troubled Debt Restructurings
Residential real estate, including home equity	14	$1,290	$1,282	-	$-	$-
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	3	8,097	7,836	3	6,093	5,909
Commercial participations purchased	2	7,975	5,635	2	7,975	6,186
Commercial business loans	-	-	-	-	-	-
Government loans	-	-	-	-	-	-

	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
	December 31, 2011		December 31, 2010
Troubled Debt Restructurings That
Subsequently Defaulted
Residential real estate, including home equity	-	$-	-	$-
Consumer loans	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	1	376	-	-
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2011
				Average	Interest
(Dollars in thousands)	Recorded	Unpaid Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$26	$-
Commercial real estate, construction & land development, and other dwellings	690	880	-	1,725	16
Commercial participations purchased	2,483	8,158	-	2,946	182
Commercial business loans	793	818	-	386	20
With an allowance recorded:
Residential real estate, including home equity	1,282	1,282	10	278	-
Commercial real estate, construction & land development, and other dwellings	10,317	12,662	1,043	8,698	463
Commercial participations purchased	4,687	4,687	252	8,990	186
Commercial business loans	1,421	1,421	304	739	15
Total:
Residential real estate, including home equity	$1,282	$1,282	$10	$304	$-
Commercial real estate, construction & land development, and other dwellings	$11,007	$13,542	$1,043	$10,423	$479
Commercial participations purchased	$7,170	$12,845	$252	$11,936	$368
Commercial business loans	$2,214	$2,239	$304	$1,125	$35

	As of December 31, 2010
				Average	Interest
(Dollars in thousands)	Recorded	Unpaid principal	Related	Recorded	Income
	investment	balance	allowance	Investment	Recognized
With no related allowance recorded: Residential real estate, including home equity	$64	$103	$-	$28	$-
Commercial real estate, construction & land development, and other dwellings	1,054	1,345	-	2,181	19
Commercial participations purchased	2,696	8,140	-	397	92
Commercial business loans	354	354	-	414	1
With an allowance recorded:
Residential real estate, including home equity	-	-	1	-	-
Commercial real estate, construction & land development, and other dwellings	9,920	10,361	875	3,181	305
Commercial participations purchased	11,797	11,797	1,897	16,098	216
Commercial business loans	128	128	21	113	4
Total:
Residential real estate, including home equity	$64	$103	$1	$28	$-
Commercial real estate, construction & land development, and other dwellings	$10,974	$11,706	$875	$5,362	$324
Commercial participations purchased	$14,493	$19,937	$1,897	$16,495	$308
Commercial business loans	$482	$482	$21	$527	$5

The Bancorp's age analysis of past due loans are summarized below:

(Dollars in thousands)
							Recorded
							Investments
						Total	Greater than
	30-59 Days Past	60-89 Days Past	Greater Than 90			Financing	90 Days and
	Due	Due	Days Past Due	Total Past Due	Current	Receivables	Accruing

December 31, 2011
Residential real estate, including home equity	$3,413	$874	$2,663	$6,950	$147,185	$154,135	$279
Consumer loans	7	-	-	7	465	472	-
Commercial real estate, construction & land development, and other dwellings	604	238	1,616	2,458	152,160	154,618	-
Commercial participations purchased	7	-	7,169	7,176	13,064	20,240	-
Commercial business loans	458	323	717	1,498	61,795	63,293	-
Government loans	-	-	-	-	8,643	8,643	-
Total	$4,489	$1,435	$12,165	$18,089	$383,312	$401,401	$279

December 31, 2010
Residential real estate, including home equity	$5,832	$2,423	$2,859	$11,114	$141,767	$152,881	$145
Consumer loans	29	-	3	32	842	874	3
Commercial real estate, construction & land development, and other dwellings	410	2,573	3,747	6,730	156,886	163,616	-
Commercial participations purchased	-	-	14,492	14,492	14,374	28,866	-
Commercial business loans	408	18	354	$780	60,946	61,726	-
Government loans	-	-	-	-	10,270	10,270	-
Total	$6,679	$5,014	$21,455	$33,148	$385,085	$418,233	$148

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31,	December 31,
	2011	2010
Residential real estate, including home equity	$2,481	$2,843
Consumer loans	-	-
Commercial real estate, construction & land development, and other dwellings	3,433	6,150
Commercial participations purchased	7,170	14,492
Commercial business loans	926	482
Government loans	-	-
Total	$14,010	$23,967

During September 2010, the Bancorp’s management implemented a strategy with a sale of fixed rate mortgage loans from its loan portfolio by selling $5.1 million in fixed rate mortgage loans, while funding newly originated construction & land development, commercial and government loan originations. During January of 2009, the Bancorp’s management implemented a similar strategy with a sale of fixed rate mortgage loans from its loan portfolio by selling $10.7 million in fixed rate mortgage loans, while funding newly originated construction & land development, commercial and government loan originations. Implementing both balance sheet restructuring strategies had a positive impact on interest rate risk by replacing longer duration fixed rate mortgage loans with shorter duration non-mortgage loans that will reprice more frequently. The gain realized from the 2010 loan sale totaled approximately $217 thousand.